Organization and Principal Activities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Mar. 29, 2019
Organization and Principal Activities (Details) [Line Items]
Net liabilities	$ 3,383,770	$ 8,950,579
Shanghai Xiao-i [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest rate			100.00%